Organization and Business (Details)							1 Months Ended				2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	May 12, 2017 USD ($) shares	Jan. 31, 2017 shares	Oct. 06, 2016 company	May 18, 2015 USD ($) $ / shares shares	Oct. 27, 2014 shares	Jun. 11, 2013 shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Feb. 29, 2016 USD ($) $ / shares shares	Oct. 31, 2014	May 31, 2017 shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) segment $ / shares shares	Jun. 30, 2017 shares	Dec. 31, 2016 USD ($) segment $ / shares shares	Dec. 31, 2015 USD ($) shares	Oct. 26, 2014 shares
Number of segments | segment													1		1
Number of companies to merge under letter of intent (LOI) | company			2
Reverse Stock Split
Common stock, shares authorized													50,000,000		50,000,000	50,000,000
Initial Public Offering and Secondary Public Offering
Net proceeds from initial public offering | $																$ 18,810,484
Liquidity
Accumulated deficit | $													$ (45,151,466)		$ (40,436,108)	$ (25,702,328)
IPO
Initial Public Offering and Secondary Public Offering
Offering expenses | $				$ 2,900,000
Non-cash offering expenses | $				3,300,000
Underwriters' over-allotment option
Initial Public Offering and Secondary Public Offering
Offering expenses | $				$ 1,200,000
Private investment
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares)											3,555,514	3,555,514	2,444,486	6,000,000	2,027,490
Liquidity
Shares issued (in shares)											3,555,514	3,555,514	2,444,486	6,000,000	2,027,490
Proceeds from issuance of common stock | $													$ 3,227,134		$ 2,676,700
Maximum number of shares company is permitted to issue													2,027,490		2,027,490
Share price required to issue shares more than permitted number (in dollars per share) | $ / shares													$ 1.32		$ 1.32
Common Stock
Reverse Stock Split
Reverse stock split ratio					0.667					0.667
Common stock, shares authorized					15,000,000												10,000,000
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares)																2,860,000
Issuance of common stock upon conversion (in shares)				2,010,596
Liquidity
Shares issued (in shares)																2,860,000
Common Stock | IPO
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares)				2,860,000
Shares issued (price per share) | $ / shares				$ 7.00
Net proceeds from initial public offering | $				$ 15,900,000
Underwriting discounts and commissions | $				1,200,000												$ 1,209,802
Offering expenses | $				2,900,000												$ 2,897,825
Non-cash offering expenses | $				$ 3,300,000
Issuance of common stock upon conversion (in shares)				2,010,596
Liquidity
Shares issued (in shares)				2,860,000
Common Stock | Secondary public offering
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares)									2,000,000
Shares issued (price per share) | $ / shares									$ 2.50
Net proceeds from initial public offering | $									$ 4,100,000
Underwriting discounts and commissions | $									373,011						$ 373,011
Offering expenses | $									$ 496,887						$ 496,887
Liquidity
Shares issued (in shares)									2,000,000
Common Stock | Private investment
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares)	16,480						170,455	222,222					416,996		1,348,601
Offering expenses | $								$ 105,398
Liquidity
Term of stock purchase agreement								30 months
Shares issued (in shares)	16,480						170,455	222,222					416,996		1,348,601
Proceeds from issuance of common stock | $	$ 12,629						$ 150,000	$ 394,534					$ 550,434		$ 2,176,700
Common Stock | Private investment | Maximum
Liquidity
Value of common stock that may be sold to a private investor | $								$ 15,000,000
Napo | Common Stock
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares)		4,000,000
Liquidity
Shares issued (in shares)		4,000,000
Service Agreement | Napo
Number of shares issued in exchange for cash and services						2,666,666